Fair value measurements and derivative instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges

	Asset derivatives		Liability derivatives
	Location	Fair value	Location	Fair value

	(Dollars in thousands)
As of December 31, 2017
Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$2,518	Other accrued liabilities	$—
	Other long-term assets	2,808	Other long-term obligations	581

Total fair value		$5,326		$581

	Asset derivatives		Liability derivatives
	Location	Fair value	Location	Fair value

	(Dollars in thousands)
As of December 31, 2017
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$9	Other current liabilities	$90
As of December 31, 2016
Derivatives not designated as hedges:
Foreign currency derivatives	Prepaid and other current assets	$10	Other current liabilities	$188

Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations

		Amount of (gain)/loss recognized
	Location of (gain)/loss recognized in the consolidated statement of income	2017	2016	For the period August 15 through December 31, 2015	For the period January 1 through December August 14, 2015

		(Dollars in thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives, excluding tax of $0, $32, $17 and $106, respectively	Revenue/Cost of goods sold /Other expense /(income)	$—	$(322)	$(172)	$(1,062)
Commodity forward derivatives, excluding tax of ($424)	Cost of goods sold	$—	$—	$—	$1,161

		Amount of (gain)/loss recognized
	Location of (gain)/loss recognized in the consolidated statement of income	2017	2016	For the period August 15 through December 31, 2015	For the period January 1 through December August 14, 2015

		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold, Other expense/(income)	$(1,565)	$549	$(560)	$1,060